GOODWILL - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Goodwill [Line Items]
Goodwill	$ 37,054,000	$ 48,359,000
Goodwill, Impairment Loss	11,623,000	0	$ 11,211,000
Concord Corporation Pte Ltd [Member]
Goodwill [Line Items]
Goodwill	25,028,000	24,817,000
Concord [Member]
Goodwill [Line Items]
Goodwill		$ 11,592,000
Goodwill, Impairment Loss	$ 11,623,000
Fair Value Inputs, Terminal Value Growth Rate	2.00%	2.00%
Increase (Decrease) in Goodwill on Adoption Discount Rate	$ 1
Maximum [Member] | Concord [Member] | Discount Rate [Member]
Goodwill [Line Items]
Increase (Decrease) in Goodwill on Adoption Discount Rate	2,056,000
Maximum [Member] | Concord [Member] | Terminal Value Growth Rate [Member]
Goodwill [Line Items]
Increase (Decrease) in Goodwill on Adoption Discount Rate	$ 663,000
Maximum [Member] | Concord [Member] | Measurement Input, Discount Rate [Member]
Goodwill [Line Items]
Fair Value Inputs Rate	13.70%	16.00%
Minimum [Member] | Concord [Member] | Discount Rate [Member]
Goodwill [Line Items]
Increase (Decrease) in Goodwill on Adoption Discount Rate	$ 1,658,000
Minimum [Member] | Concord [Member] | Terminal Value Growth Rate [Member]
Goodwill [Line Items]
Increase (Decrease) in Goodwill on Adoption Discount Rate	$ 552,000
Minimum [Member] | Concord [Member] | Measurement Input, Discount Rate [Member]
Goodwill [Line Items]
Fair Value Inputs Rate	11.00%	12.70%